UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21775
                                                     ---------

                    OPPENHEIMER INTERNATIONAL DIVESIFIED FUND
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: APRIL 30
                                                 --------

                      Date of reporting period: 04/30/2007
                                                ----------


ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Global Equity                  90.4%
Fixed Income                    9.1
Money Market                    0.5

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on the total market value of investments in affiliated companies.

--------------------------------------------------------------------------------


                 8 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED APRIL 30, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's Class A shares (without sales charge) gained 19.05% during the past 12 months, slightly behind the 19.81% return of our benchmark, the MSCI EAFE Index, which measures the performance of international developed stock markets. The Fund performed well relative to its Lipper peer group of international multi-cap core funds, which returned 17.77% during the same time frame. Overall, we were pleased with the Fund's results, with all five underlying portfolios maintaining their focus on generating solid long-term performance as opposed to short-term gains.

      The Fund's diversified portfolio consists of five Oppenheimer international mutual funds--on the equity side, Oppenheimer Quest International Value Fund, Oppenheimer International Growth Fund, Oppenheimer International Small Company Fund and Oppenheimer Developing Markets Fund; and on the fixed-income side, Oppenheimer International Bond Fund. In a generally favorable market climate for international securities, all five of these underlying funds gained ground. Oppenheimer International Growth Fund was the strongest performer in absolute terms, followed by Oppenheimer International Small Company Fund and Oppenheimer International Value Fund. Oppenheimer Developing Markets Fund underperformed its peer group largely due to significant cash inflows and outflows at the beginning of the reporting period. Oppenheimer International Bond Fund's gains were more modest relative to the equity funds', but very favorable compared to its international fixed-income peers.

      Despite market fluctuations during the period, the Fund's portfolio allocations at period end remained very close to our target levels. We saw significant new cash inflows during the past year, and these assets were immediately allocated according to the weightings established prior to the Fund's September 2005 inception: 30% to Oppenheimer International Growth Fund, 30% to Oppenheimer Quest International Value Fund, 15% to Oppenheimer International Small Company Fund, 15% to Oppenheimer Developing Markets Fund and 10% to Oppenheimer International Bond Fund. In effect, new investments in the Fund provide an automatic portfolio rebalancing function that tends to keep allocations closely in line. At the same time, we regularly monitor the portfolio's weightings and will not hesitate to step in if any one of the underlying funds becomes over- or underrepresented relative to the others.


                 9 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      AS ALWAYS, WE URGE SHAREHOLDERS TO KEEP IN MIND THE ADDED VOLATILITY AND RISK--INCLUDING CURRENCY FLUCTUATIONS AND ECONOMIC AND POLITICAL
INSTABILITY--THAT INVESTING IN THE SECURITIES OF INTERNATIONAL MARKETS ENTAILS.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until April 30, 2007. In the case of all class shares, performance is measured from the inception of the classes on September 27, 2005. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance does not guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index, which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The index is unmanaged and cannot be purchased directly by investors. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                 10 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Diversified Fund (Class A)

      Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
      East) Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                               Morgan Stanley Capital
                                                International (MSCI)
                Oppenheimer International    EAFE (Europe, Australasia,
               Diversified Fund (Class A)          Far East) Index

09/27/2005               $ 9,425                       $10,000
10/31/2005               $ 9,227                       $ 9,709
01/31/2006               $10,586                       $11,052
04/30/2006               $11,386                       $11,951
07/31/2006               $10,644                       $11,621
10/31/2006               $11,618                       $12,431
01/31/2007               $12,608                       $13,299
04/30/2007               $13,555                       $14,380

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 4/30/07

1-Year  12.20%     Since Inception (9/27/05)  21.06%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                 11 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Diversified Fund (Class B)

      Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
      East) Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                               Morgan Stanley Capital
                                                International (MSCI)
                Oppenheimer International    EAFE (Europe, Australasia,
               Diversified Fund (Class B)          Far East) Index

09/27/2005               $10,000                       $10,000
10/31/2005               $ 9,790                       $ 9,709
01/31/2006               $11,202                       $11,052
04/30/2006               $12,020                       $11,951
07/31/2006               $11,222                       $11,621
10/31/2006               $12,214                       $12,431
01/31/2007               $13,222                       $13,299
04/30/2007               $13,791                       $14,380

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 4/30/07

1-Year  13.06%     Since Inception (9/27/05)  22.38%


                 12 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Diversified Fund (Class C)

      Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
      East) Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                               Morgan Stanley Capital
                                                International (MSCI)
                Oppenheimer International    EAFE (Europe, Australasia,
               Diversified Fund (Class C)          Far East) Index

09/27/2005               $10,000                       $10,000
10/31/2005               $ 9,790                       $ 9,709
01/31/2006               $11,203                       $11,052
04/30/2006               $12,031                       $11,951
07/31/2006               $11,234                       $11,621
10/31/2006               $12,226                       $12,431
01/31/2007               $13,244                       $13,299
04/30/2007               $14,213                       $14,380

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 4/30/07

1-Year  17.14%     Since Inception (9/27/05)  24.72%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                 13 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Diversified Fund (Class N)

      Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
      East) Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                               Morgan Stanley Capital
                                                International (MSCI)
                Oppenheimer International    EAFE (Europe, Australasia,
               Diversified Fund (Class N)          Far East) Index

09/27/2005               $10,000                       $10,000
10/31/2005               $ 9,790                       $ 9,709
01/31/2006               $11,228                       $11,052
04/30/2006               $12,066                       $11,951
07/31/2006               $11,279                       $11,621
10/31/2006               $12,291                       $12,431
01/31/2007               $13,329                       $13,299
04/30/2007               $14,322                       $14,380

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 4/30/07

1-Year  17.70%     Since Inception (9/27/05)  25.32%


                 14 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Diversified Fund (Class Y)

      Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
      East) Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                               Morgan Stanley Capital
                                                International (MSCI)
                Oppenheimer International    EAFE (Europe, Australasia,
               Diversified Fund (Class Y)          Far East) Index

09/27/2005               $10,000                       $10,000
10/31/2005               $ 9,790                       $ 9,709
01/31/2006               $11,256                       $11,052
04/30/2006               $12,116                       $11,951
07/31/2006               $11,349                       $11,621
10/31/2006               $12,392                       $12,431
01/31/2007               $13,462                       $13,299
04/30/2007               $14,480                       $14,380

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 4/30/07

1-Year  19.51%     Since Inception (9/27/05)  26.19%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                 15 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first offered on 9/27/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 9/27/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/27/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 9/27/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/27/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 16 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                 17 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING    ENDING       EXPENSES
                                 ACCOUNT      ACCOUNT      PAID DURING
                                 VALUE        VALUE        THE SIX MONTHS ENDED
                                 (11/1/06)    (4/30/07)    APRIL 30, 2007
--------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00   $ 1,166.80   $  1.99
--------------------------------------------------------------------------------
Class A Hypothetical               1,000.00     1,022.96      1.86
--------------------------------------------------------------------------------
Class B Actual                     1,000.00     1,161.90      6.61
--------------------------------------------------------------------------------
Class B Hypothetical               1,000.00     1,018.70      6.18
--------------------------------------------------------------------------------
Class C Actual                     1,000.00     1,162.60      6.07
--------------------------------------------------------------------------------
Class C Hypothetical               1,000.00     1,019.19      5.67
--------------------------------------------------------------------------------
Class N Actual                     1,000.00     1,165.20      3.66
--------------------------------------------------------------------------------
Class N Hypothetical               1,000.00     1,021.42      3.41
--------------------------------------------------------------------------------
Class Y Actual                     1,000.00     1,168.50     (0.27)
--------------------------------------------------------------------------------
Class Y Hypothetical               1,000.00     1,025.04     (0.25)

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended April 30, 2007 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A          0.37%
---------------------------
Class B          1.23
---------------------------
Class C          1.13
---------------------------
Class N          0.68
---------------------------
Class Y         (0.05) 1

1. The amount of indirect expenses reimbursed for the class, including certain management fees and all distribution related service plan fees incurred indirectly, exceed the amount of direct expenses that it incurred.

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                 18 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS  April 30, 2007
--------------------------------------------------------------------------------

                                                                                                                       VALUE
                                                                                                    SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.5% 1
-----------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND--9.1%
Oppenheimer International Bond Fund, Cl. Y                                                      17,188,277   $   107,426,734
-----------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--89.9%
Oppenheimer Developing Markets Fund, Cl. Y                                                       3,974,441       174,477,959
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                                                    11,815,445       359,307,682
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y                                              6,108,521       184,843,860
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A                                         14,658,968       345,072,106
                                                                                                             ----------------
                                                                                                               1,063,701,607
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21% 2                                      5,849,559         5,849,559
                                                                                                             ----------------
Total Investments in Affiliated Companies (Cost $1,026,472,881)                                                1,176,977,900

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,026,472,881)                                                     99.5%    1,176,977,900
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                        0.5         5,365,605
                                                                                                -----------------------------
NET ASSETS                                                                                           100.0%  $ 1,182,343,505
                                                                                                =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES             GROSS          GROSS           SHARES
                                                            APRIL 30, 2006         ADDITIONS     REDUCTIONS   APRIL 30, 2007
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y                       1,059,927         2,932,279         17,765        3,974,441
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21%               --        73,523,268     67,673,709        5,849,559
Oppenheimer International Bond Fund, Cl. Y                       4,712,831        12,555,628         80,182       17,188,277
Oppenheimer International Growth Fund, Cl. Y                     3,587,686         8,281,067         53,308       11,815,445
Oppenheimer International Small Company Fund, Cl. Y              1,824,425         4,311,605         27,509        6,108,521
Oppenheimer Quest International Value Fund, Inc., Cl. A          4,227,659        10,496,689         65,380       14,658,968

                                                                                       VALUE       DIVIDEND         REALIZED
                                                                                  SEE NOTE 1         INCOME             LOSS
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y                                   $   174,477,959   $  3,749,731        $  72,919
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21%                          5,849,559         84,144               --
Oppenheimer International Bond Fund, Cl. Y                                       107,426,734      2,664,292            9,621
Oppenheimer International Growth Fund, Cl. Y                                     359,307,682      2,686,217           45,050
Oppenheimer International Small Company Fund, Cl. Y                              184,843,860      2,262,443           56,179
Oppenheimer Quest International Value Fund, Inc., Cl. A                          345,072,106      8,244,106           46,531
                                                                             -----------------------------------------------
                                                                             $ 1,176,977,900   $ 19,690,933        $ 230,300
                                                                             ===============================================

2. Rate shown is the 7-day yield as of April 30, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 19 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investment--
affiliated companies (cost $1,026,472,881)                                              $ 1,176,977,900
--------------------------------------------------------------------------------------------------------
Cash                                                                                            885,428
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                           13,203,429
Dividends                                                                                       372,671
Other                                                                                            12,305
                                                                                        ----------------
Total assets                                                                              1,191,451,733

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         7,097,669
Shares of beneficial interest redeemed                                                        1,494,616
Distribution and service plan fees                                                              221,823
Transfer and shareholder servicing agent fees                                                   136,937
Shareholder communications                                                                       85,006
Trustees' compensation                                                                           37,912
Other                                                                                            34,265
                                                                                        ----------------
Total liabilities                                                                             9,108,228

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 1,182,343,505
                                                                                        ================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $        86,312
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                1,021,094,375
--------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (35,847)
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                 10,693,646
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                  150,505,019
                                                                                        ----------------
NET ASSETS                                                                              $ 1,182,343,505
                                                                                        ================


                 20 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $695,477,927 and 50,623,258 shares of beneficial interest outstanding)                       $ 13.74
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                     $ 14.58
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $118,894,007 and 8,725,098 shares
of beneficial interest outstanding)                                                             $ 13.63
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $327,749,184 and 24,029,173 shares
of beneficial interest outstanding)                                                             $ 13.64
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $35,341,623 and 2,580,595 shares
of beneficial interest outstanding)                                                             $ 13.70
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $4,880,764 and 353,609 shares of beneficial interest outstanding)                            $ 13.80

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 21 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF OPERATIONS  For the Year Ended April 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                       $  19,690,933
--------------------------------------------------------------------------------------------------------
Interest                                                                                         97,242
                                                                                          --------------
Total investment income                                                                      19,788,175

--------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                         982,769
Class B                                                                                         693,103
Class C                                                                                       1,837,419
Class N                                                                                          86,460
--------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                         568,066
Class B                                                                                         167,804
Class C                                                                                         284,083
Class N                                                                                          36,646
Class Y                                                                                             195
--------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                          91,779
Class B                                                                                          30,332
Class C                                                                                          44,357
Class N                                                                                           3,446
Class Y                                                                                               3
--------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                           42,918
--------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       3,030
--------------------------------------------------------------------------------------------------------
Other                                                                                            53,917
                                                                                          --------------
Total expenses                                                                                4,926,327
Less reduction to custodian expenses                                                               (139)
Less waivers and reimbursements of expenses                                                    (492,631)
                                                                                          --------------
Net expenses                                                                                  4,433,557

--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        15,354,618

--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
Affiliated companies                                                                           (230,300)
Distributions received from affiliated companies                                             12,369,110
                                                                                          --------------
Net realized gain                                                                            12,138,810
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                        129,981,994

--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $ 157,475,422
                                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 22 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED APRIL 30,                                                                       2007            2006 1
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                           $    15,354,618   $     904,762
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                    12,138,810       1,083,824
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                               129,981,994      20,523,025
                                                                                ---------------------------------
Net increase in net assets resulting from operations                                157,475,422      22,511,611

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                             (10,171,822)       (712,897)
Class B                                                                              (1,414,813)       (128,919)
Class C                                                                              (3,882,167)       (221,423)
Class N                                                                                (439,944)        (13,342)
Class Y                                                                                 (56,588)         (2,866)
                                                                                ---------------------------------
                                                                                    (15,965,334)     (1,079,447)
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                (485,809)             --
Class B                                                                                 (85,742)             --
Class C                                                                                (225,452)             --
Class N                                                                                 (21,938)             --
Class Y                                                                                  (2,454)             --
                                                                                ---------------------------------
                                                                                       (821,395)             --

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             428,919,290     169,798,646
Class B                                                                              70,777,058      31,525,125
Class C                                                                             204,970,855      78,877,189
Class N                                                                              25,290,376       5,634,714
Class Y                                                                               3,021,568       1,303,827
                                                                                ---------------------------------
                                                                                    732,979,147     287,139,501

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                      873,667,840     308,571,665
Beginning of period                                                                 308,675,665         104,000 2
                                                                                ---------------------------------
End of period (including accumulated net investment loss of $35,847
and $1,387, respectively)                                                       $ 1,182,343,505   $ 308,675,665
                                                                                =================================

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Reflects the value of the Manager's initial seed money investment on August 25, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 23 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED APRIL 30,                                                               2007        2006 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $   11.81   $   10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                         .32         .14
Net realized and unrealized gain                                                               1.90        1.91
                                                                                          ------------------------
Total from investment operations                                                               2.22        2.05
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           (.28)       (.24)
Distributions from net realized gain                                                           (.01)         --
                                                                                          ------------------------
Total dividends and/or
distributions to shareholders                                                                  (.29)       (.24)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $   13.74   $   11.81
                                                                                          ========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                            19.05%      20.81%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $ 695,478   $ 182,910
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $ 397,871   $  56,852
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                          2.60%       2.10%
Total expenses 5                                                                               0.43%       0.53%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                             0.35%       0.46%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           1%          0% 6

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       1.17%
      Period Ended April 30, 2006     1.43%

6. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 24 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

CLASS B     YEAR ENDED APRIL 30,                                                               2007        2006 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $   11.76    $  10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                         .21         .09
Net realized and unrealized gain                                                               1.89        1.90
                                                                                          ------------------------
Total from investment operations                                                               2.10        1.99
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           (.22)       (.23)
Distributions from net realized gain                                                           (.01)         --
                                                                                          ------------------------
Total dividends and/or
distributions to shareholders                                                                  (.23)       (.23)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $   13.63    $  11.76
                                                                                          ========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                            18.06%      20.20%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $ 118,894    $ 33,843
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $  69,567    $ 10,159
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                          1.74%       1.34%
Total expenses 5                                                                               1.30%       1.42%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                             1.22%       1.35%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           1%          0% 6

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5 Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       2.04%
      Period Ended April 30, 2006     2.32%

6. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 25 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED APRIL 30,                                                               2007        2006 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $   11.77    $  10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                         .22         .04
Net realized and unrealized gain                                                               1.89        1.96
                                                                                          ------------------------
Total from investment operations                                                               2.11        2.00
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           (.23)       (.23)
Distributions from net realized gain                                                           (.01)         --
                                                                                          ------------------------
Total dividends and/or
distributions to shareholders                                                                  (.24)       (.23)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $   13.64    $  11.77
                                                                                          ========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                            18.14%      20.31%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $ 327,749    $ 84,529
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $ 184,470    $ 24,928
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                          1.81%       0.67%
Total expenses 5                                                                               1.19%       1.28%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                            1.12%       1.21%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           1%          0% 6

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       1.93%
      Period Ended April 30, 2006     2.18%

6. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 26 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

CLASS N     YEAR ENDED APRIL 30,                                                               2007        2006 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $   11.80     $ 10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                         .29         .10
Net realized and unrealized gain                                                               1.89        1.93
                                                                                          ------------------------
Total from investment operations                                                               2.18        2.03
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           (.27)       (.23)
Distributions from net realized gain                                                           (.01)         --
                                                                                          ------------------------
Total dividends and/or
distributions to shareholders                                                                  (.28)       (.23)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $   13.70     $ 11.80
                                                                                          ========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                            18.70%      20.66%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $  35,342     $ 5,989
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $  17,382     $ 1,477
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                          2.32%       1.61%
Total expenses 5                                                                               0.74%       0.79%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                            0.67%       0.72%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           1%          0% 6

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       1.48%
      Period Ended April 30, 2006     1.69%

6. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 27 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED APRIL 30,                                                              2007         2006 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $  11.84      $ 10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                        .32          .09
Net realized and unrealized gain                                                              1.96         1.99
                                                                                         -------------------------
Total from investment operations                                                              2.28         2.08
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                          (.31)        (.24)
Distributions from net realized gain                                                          (.01)          --
                                                                                         -------------------------
Total dividends and/or
distributions to shareholders                                                                 (.32)        (.24)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $  13.80      $ 11.84
                                                                                         =========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                           19.51%       21.16%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $  4,881      $ 1,405
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $  2,254      $   469
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                         2.62%        1.41%
Total expenses 5                                                                              0.02%        0.08%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                           (0.05)% 6     0.01%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                          1%           0% 7

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       0.76%
      Period Ended April 30, 2006     0.98%

6. The amount of indirect expenses reimbursed for the class, including certain management fees and all distribution related service plan fees incurred indirectly, exceed the amount of the direct expenses it incurred.

7. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 28 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Diversified Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to achieve a high total return through both capital appreciation and income. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.


                 29 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                 30 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN     CARRYFORWARD 1,2         TAX PURPOSES
    ------------------------------------------------------------------------
    $ --              $ 10,729,226                 $ --        $ 150,469,439

1. During the fiscal year ended April 30, 2007, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended April 30, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for April 30, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                        REDUCTION TO            REDUCTION TO
                                         ACCUMULATED         ACCUMULATED NET
      INCREASE TO                     NET INVESTMENT           REALIZED GAIN
      PAID-IN CAPITAL                           LOSS        ON INVESTMENTS 3
      ----------------------------------------------------------------------
      $ 864,662                            $ 576,256             $ 1,440,918

3. $864,662, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended April 30, 2007 and April 30, 2006 was as follows:

                                               YEAR ENDED       PERIOD ENDED
                                           APRIL 30, 2007     APRIL 30, 2006
      ----------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                        $ 15,965,334        $ 1,079,447
      Long-term capital gain                      821,395                 --
                                             -------------------------------
      Total                                  $ 16,786,729        $ 1,079,447
                                             ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


                 31 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Federal tax cost of securities          $ 1,026,508,461
                                              ===============
      Gross unrealized appreciation           $   150,493,493
      Gross unrealized depreciation                   (24,054)
                                              ---------------
      Net unrealized appreciation             $   150,469,439
                                              ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended April 30, 2007, the Fund's projected benefit obligations were increased by $32,112 and payments of $4,738 were made to retired trustees, resulting in an accumulated liability of $28,649 as of April 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during


                 32 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED APRIL 30, 2007   PERIOD ENDED APRIL 30, 2006 1,2
                               SHARES          AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------
CLASS A
Sold                       40,127,094   $ 488,828,300       15,954,779    $ 174,923,126
Dividends and/or
distributions reinvested      720,026       9,137,132           59,487          613,903
Redeemed                   (5,717,795)    (69,046,142)        (530,333)      (5,738,383)
                           -------------------------------------------------------------
Net increase               35,129,325   $ 428,919,290       15,483,933    $ 169,798,646
                           =============================================================

----------------------------------------------------------------------------------------
CLASS B
Sold                        6,865,011   $  83,059,738        2,903,240    $  31,813,205
Dividends and/or
distributions reinvested      105,828       1,335,549           10,346          106,666
Redeemed                   (1,123,782)    (13,618,229)         (35,645)        (394,746)
                           -------------------------------------------------------------
Net increase                5,847,057   $  70,777,058        2,877,941    $  31,525,125
                           =============================================================


                 33 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED APRIL 30, 2007   PERIOD ENDED APRIL 30, 2006 1,2
                               SHARES          AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------
CLASS C
Sold                       18,242,998   $ 221,816,907        7,231,052     $ 79,421,279
Dividends and/or
distributions reinvested      264,108       3,335,678           18,954          195,420
Redeemed                   (1,662,319)    (20,181,730)         (65,720)        (739,510)
                           -------------------------------------------------------------
Net increase               16,844,787   $ 204,970,855        7,184,286     $ 78,877,189
                           =============================================================

----------------------------------------------------------------------------------------
CLASS N
Sold                        2,373,233   $  28,971,297          523,141     $  5,813,469
Dividends and/or
distributions reinvested       33,340         422,418            1,258           12,979
Redeemed                     (333,707)     (4,103,339)         (16,770)        (191,734)
                           -------------------------------------------------------------
Net increase                2,072,866   $  25,290,376          507,629     $  5,634,714
                           =============================================================

----------------------------------------------------------------------------------------
CLASS Y
Sold                          272,301   $   3,467,364          119,418     $  1,313,165
Dividends and/or
distributions reinvested        4,632          59,010              275            2,842
Redeemed                      (42,036)       (504,806)          (1,081)         (12,180)
                           -------------------------------------------------------------
Net increase                  234,897   $   3,021,568          118,612     $  1,303,827
                           =============================================================

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006, for Class A, Class B, Class C, Class N and Class Y shares.

2. The Fund sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B, Class C, Class N and Class Y at a value of $1,000, $1,000, $1,000 and $1,000, respectively, to the Manager upon seeding of the Fund on August 25, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended April 30, 2007, were as follows:

                               PURCHASES                SALES
-------------------------------------------------------------
Investment securities      $ 745,406,606          $ 4,797,761

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Fund for the year ended April 30, 2007 were 0.68%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended April 30, 2007, the Fund paid $947,416 to OFS for services to the Fund.


                 34 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $1,919,298, $2,156,881 and $222,866, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the


                 35 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                     CLASS A        CLASS B        CLASS C        CLASS N
                      CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                    FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                  RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED        DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
------------------------------------------------------------------------------------------
April 30, 2007    $ 1,608,968        $ 6,405      $ 128,695       $ 61,350          $ 458

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.75%, 2.50%, 2.50% and 2.00%, for Class A, Class B, Class C and Class N, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders.

      The Manager will waive fees and/or reimburse Fund expenses in amounts equal to the indirect management fees incurred through the Fund's investment in IMMF as well as indirect distribution related service plan fees incurred through the Fund's investments in other Oppenheimer funds. During the year ended April 30, 2007, the Manager waived $1,620 for IMMF management fees and $491,011 for distribution related service plan fees.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of April 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.


                 36 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                 37 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL DIVERSIFIED
FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer International Diversified Fund, including the statement of investments, as of April 30, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period September 27, 2005 (commencement of operations) to April 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Diversified Fund as of April 30, 2007, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period September 27, 2005 (commencement of operations) to April 30, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
June 14, 2007


                 38 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.0134 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 29, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended April 30, 2007 which are not designated as capital gain distributions should be multiplied by 0.31% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended April 30, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $9,253,166 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended April 30, 2007, $75,624 or 0.47% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                 39 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's web-site at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 40 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                 41 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of George Evans and the Manager's Global investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information comparing the Fund's historical performance to relevant market indices. The Board noted that information comparing the Fund's performance to other international multi-cap funds of funds was not currently available because there are no other similar funds advised by the Manager and very few similar funds advised by other investment advisers.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international multi-cap core funds of funds, other global large-cap core funds of funds, other global multi-cap core funds of funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily undertake to waive fees and/or reimburse the Fund for certain expenses so that total annual fund and underlying fund operating expenses as a percentage of average daily net assets will not exceed 1.75%, 2.50%, 2.50%, and 2.00% for Class A, Class B, Class C, and Class N shares, respectively. The Manager may modify or terminate the undertaking at


                 42 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND any time without notice to shareholders. The Board noted that the Fund's total expenses are higher than its peer group median.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                 43 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS;
THE FUND, LENGTH OF SERVICE,   OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
AGE                            PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS
TRUSTEES                       6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                               80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE
                               TERM, OR UNTIL HIS OR HER RESIGNATION,
                               RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,               General Partner of Odyssey Partners, L.P. (hedge
Chairman of the Board of       fund) (since September 1995); Director of Special
Trustees (since 2007),         Value Opportunities Fund, LLC (registered
Trustee (since 2005)           investment company) (since September 2004);
Age: 64                        Investment Advisory Board Member of Zurich
                               Financial Services (insurance) (since October
                               2004); Board of Governing Trustees of The Jackson
                               Laboratory (non-profit) (since August 1990);
                               Trustee of the Institute for Advanced Study
                               (non-profit educational institute) (since May
                               1992); Special Limited Partner of Odyssey
                               Investment Partners, LLC (private equity investment) (January 1999-September 2004) and
                               Managing Principal (1997-December 1998); Trustee of Research Foundation of AIMR (2000-2002)
                               (investment research, non-profit); Governor,
                               Jerome Levy Economics Institute of Bard College
                               (August 1990-September 2001) (economics
                               research); Director of Ray & Berendtson, Inc.
                               (May 2000-April 2002) (executive search firm).
                               Oversees 62 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,               Trustee of the Committee for Economic Development
Trustee (since 2005)           (policy research foundation) (since 2005);
Age: 66                        Director of ICI Education Foundation (education
                               foundation) (since October 1991); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 52 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,               A director or trustee of other Oppenheimer funds.
Trustee (since 2005)           Oversees 62 portfolios in the OppenheimerFunds
Age: 73                        complex.

PHILLIP A. GRIFFITHS,          Distinguished Presidential Fellow for
Trustee (since 2005)           International Affairs (since 2002) and Member
Age: 68                        (since 1979) of the National Academy of Sciences;
                               Council on Foreign Relations (since 2002);
                               Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001);
                               Chair of Science Initiative Group (since 1999);
                               Member of the American Philosophical Society
                               (since 1996); Trustee of Woodward Academy (since
                               1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director of Bankers
                               Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 52 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                Trustee of the American Symphony Orchestra
Trustee (since 2005)           (not-for-profit) (since October 1998); and Senior
Age: 64                        Vice President and General Auditor of American
                               Express Company (financial services company)
                               (July 1998-February 2003). Oversees 52 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                Managing Director of Public Capital Advisors, LLC
Trustee (since 2005)           (privately-held financial adviser) (since 2006);
Age: 55                        Director of Columbia Equity Financial Corp.
                               (privately-held financial adviser) (since 2002);
                               Managing Director of Carmona Motley, Inc.
                               (privately-held financial adviser) (since January
                               2002); Managing Director of Carmona Motley
                               Hoffman Inc. (privately-held financial adviser)
                               (January 1998-December 2001); Member of the
                               Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment
                               Committee of the Episcopal Church of America,
                               Member of the Investment Committee and Board of Human Rights


                 44 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

JOEL W. MOTLEY,                Watch and the Investment Committee of Historic
Continued                      Hudson Valley. Oversees 52 portfolios in the
                               OppenheimerFunds complex.

KENNETH A. RANDALL,            Director of Dominion Resources, Inc. (electric
Trustee (since 2005)           utility holding company) (February 1972-October
Age: 80                        2005); Former Director of Prime Retail, Inc.
                               (real estate investment trust), Dominion Energy
                               Inc. (electric power and oil & gas producer), Lumberman's Mutual Casualty Company, American
                               Motorists Insurance Company and American
                               Manufacturers Mutual Insurance Company; Former
                               President and Chief Executive Officer of The
                               Conference Board, Inc. (international economic and business research). Oversees 52 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,      Chairman of The Directorship Search Group, Inc.
Trustee (since 2005)           (corporate governance consulting and executive
Age: 75                        recruiting) (since 1993); Life Trustee of
                               International House (non-profit educational organization); Former Trustee of the Historical
                               Society of the Town of Greenwich; Former Director of Greenwich Hospital Association; Founder,
                               Chairman and Chief Executive Officer of Russell
                               Reynolds Associates, Inc. (1969-1993); Banker at
                               J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic
                               Air Command, U.S. Air Force (1954-1958). Oversees
                               52 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,              Director of the following medical device
Trustee (since 2005)           companies: Medintec (since 1992) and Cathco
Age: 66                        (since 1996); Director of Lakes Environmental
                               Association (since 1996); Member of the
                               Investment Committee of the Associated Jewish
                               Charities of Baltimore (since 1994); Director of
                               Fortis/Hartford mutual funds (1994-December
                               2001). Oversees 52 portfolios in the
                               OppenheimerFunds complex.

PETER I. WOLD,                 President of Wold Oil Properties, Inc. (oil and
Trustee (since 2005)           gas exploration and production company) (since
Age: 59                        1994); Vice President, Secretary and Treasurer of
                               Wold Trona Company, Inc. (soda ash processing and production) (1996-2006); Vice President of
                               American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of
                               Hole-in-the-Wall Ranch (cattle ranching) (since
                               1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                               (1993-1999); and Director of PacifiCorp.
                               (electric utility) (1995-1999). Oversees 52 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL
AND OFFICER                    CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
                               NEW YORK 10281-1008. MR. MURPHY SERVES AS A
                               TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS
                               AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                               MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                               POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                               AFFILIATES.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and Director of
President, Principal           the Manager (since June 2001); President of the
Executive Officer and          Manager (September 2000-March 2007); President
Trustee (since 2005)           and a director or trustee of other Oppenheimer
Age: 57                        funds; President and Director of Oppenheimer
                               Acquisition Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership
                               Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of
                               OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November 2001); Chairman and
                               Director of Shareholder Services, Inc. and of
                               Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                               2001); President and Director of OppenheimerFunds
                               Legacy Program (charitable trust program established by the Manager) (since July 2001);
                               Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                               Asset Management, Inc., Centennial Asset
                               Management Corporation, Trinity Investment
                               Management Corporation and Tremont Capital
                               Management, Inc. (since November 2001),
                               HarbourView Asset Management Corporation and OFI
                               Private Investments, Inc. (since July 2001);
                               President (since November 1, 2001) and Director


                 45 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                (since July 2001) of Oppenheimer Real Asset
Continued                      Management, Inc.; Executive Vice President of
                               Massachusetts Mutual Life Insurance Company
                               (OAC's parent company) (since February 1997);
                               Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC)
                               (since June 1995); Member of the Investment
                               Company Institute's Board of Governors (since
                               October 3, 2003); Chief Operating Officer of the
                               Manager (September 2000-June 2001); President and Trustee of MML Series Investment Fund and
                               MassMutual Select Funds (open-end investment companies) (November 1999-November 2001);
                               Director of C.M. Life Insurance Company
                               (September 1999-August 2000); President, Chief
                               Executive Officer and Director of MML Bay State
                               Life Insurance Company (September 1999-August
                               2000); Director of Emerald Isle Bancorp and
                               Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                               Oversees 99 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OTHER OFFICERS OF              THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW
THE FUND                       ARE AS FOLLOWS: FOR MESSRS. EVANS, ZACK,
                               GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL
                               CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                               10281-1008, FOR MESSRS. VANDEHEY, WIXTED,
                               PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON
                               WAY, CENTENNIAL, COLORADO 80112-3924. EACH
                               OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL
                               HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                               REMOVAL.

GEORGE R. EVANS,               Senior Vice President (since October 1993) and
Vice President and Portfolio   Director of International Equities (since July
Manager (since 2005)           2004) of the Manager. Formerly Vice President of
Age: 47                        HarbourView Asset Management Corporation (July
                               1994-November 2001). An officer of 4 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance
Vice President and Chief       Officer of the Manager (since March 2004); Vice
Compliance Officer             President of OppenheimerFunds Distributor, Inc.,
(since 2005)                   Centennial Asset Management Corporation and
Age: 56                        Shareholder Services, Inc. (since June 1983).
                               Former Vice President and Director of Internal
                               Audit of the Manager (1997-February 2004). An officer of 99 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,               Senior Vice President and Treasurer of the
Treasurer and Principal        Manager (since March 1999); Treasurer of the
Financial & Accounting         following: HarbourView Asset Management
Officer (since 2005)           Corporation, Shareholder Financial Services,
Age: 47                        Inc., Shareholder Services, Inc., Oppenheimer
                               Real Asset Management, Inc. and Oppenheimer
                               Partnership Holdings, Inc. (since March 1999),
                               OFI Private Investments, Inc. (since March
                               2000), OppenheimerFunds International Ltd.
                               (since May 2000), OppenheimerFunds plc (since
                               May 2000), OFI Institutional Asset Management,
                               Inc. (since November 2000), and OppenheimerFunds
                               Legacy Program (charitable trust program established by the Manager) (since June 2003);
                               Treasurer and Chief Financial Officer of OFI
                               Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                               Centennial Asset Management Corporation (March
                               1999-October 2003) and OppenheimerFunds Legacy
                               Program (April 2000-June 2003); Principal and
                               Chief Operating Officer of Bankers Trust
                               Company-Mutual Fund Services Division (March
                               1995-March 1999). An officer of 99 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,             Vice President of the Manager (since February
Assistant Treasurer            2007); Assistant Vice President of the Manager
(since 2005)                   (August 2002-February 2007); Manager/Financial
Age: 36                        Product Accounting of the Manager (November
                               1998-July 2002). An officer of 99 portfolios in the OppenheimerFunds complex.

BRIAN C. SZILAGYI,             Assistant Vice President of the Manager (since
Assistant Treasurer            July 2004); Director of Financial Reporting and
(since 2005)                   Compliance of First Data Corporation (April
Age: 37                        2003-July 2004); Manager of Compliance of Berger
                               Financial Group LLC (May 2001-March 2003);
                               Director of Mutual Fund Operations at American
                               Data Services, Inc. (September 2000-May 2001).
                               An officer of 99 portfolios in the
                               OppenheimerFunds complex.


                 46 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

ROBERT G. ZACK,                Executive Vice President (since January 2004) and
Secretary (since 2005)         General Counsel (since March 2002) of the
Age: 58                        Manager; General Counsel and Director of the
                               Distributor (since December 2001); General
                               Counsel of Centennial Asset Management
                               Corporation (since December 2001); Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation (since December
                               2001); Secretary and General Counsel of OAC
                               (since November 2001); Assistant Secretary (since
                               September 1997) and Director (since November
                               2001) of OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since
                               December 2002); Director of Oppenheimer Real
                               Asset Management, Inc. (since November 2001);
                               Senior Vice President, General Counsel and
                               Director of Shareholder Financial Services, Inc.
                               and Shareholder Services, Inc. (since December
                               2001); Senior Vice President, General Counsel and
                               Director of OFI Private Investments, Inc. and OFI
                               Trust Company (since November 2001); Vice
                               President of OppenheimerFunds Legacy Program
                               (since June 2003); Senior Vice President and
                               General Counsel of OFI Institutional Asset
                               Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                               December 2003); Senior Vice President (May
                               1985-December 2003), Acting General Counsel
                               (November 2001-February 2002) and Associate
                               General Counsel (May 1981-October 2001) of the
                               Manager; Assistant Secretary of the following:
                               Shareholder Services, Inc. (May 1985-November
                               2001), Shareholder Financial Services, Inc.
                               (November 1989-November 2001), and
                               OppenheimerFunds International Ltd. (September
                               1997-November 2001). An officer of 99 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,             Vice President and Associate Counsel of the
Assistant Secretary            Manager (since May 2004); First Vice President
(since 2005)                   (April 2001-April 2004), Associate General
Age: 39                        Counsel (December 2000-April 2004), Corporate
                               Vice President (May 1999-April 2001) and
                               Assistant General Counsel (May 1999-December
                               2000) of UBS Financial Services Inc. (formerly,
                               PaineWebber Incorporated). An officer of 99 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,          Senior Vice President and Deputy General Counsel
Assistant Secretary            of the Manager (since September 2004); First Vice
(since 2005)                   President (2001-September 2004); Director
Age: 43                        (2000-September 2004) and Vice President
                               (1998-2000) of Merrill Lynch Investment
                               Management. An officer of 99 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,              Vice President (since June 1998) and Senior
Assistant Secretary            Counsel and Assistant Secretary (since October
(since 2005)                   2003) of the Manager; Vice President (since 1999)
Age: 41                        and Assistant Secretary (since October 2003) of
                               the Distributor; Assistant Secretary of
                               Centennial Asset Management Corporation (since
                               October 2003); Vice President and Assistant
                               Secretary of Shareholder Services, Inc. (since
                               1999); Assistant Secretary of OppenheimerFunds
                               Legacy Program and Shareholder Financial
                               Services, Inc. (since December 2001); Assistant
                               Counsel of the Manager (August 1994-October
                               2003). An officer of 99 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                 47 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $19,000 in fiscal 2007 and $10,000 in fiscal 2006.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $225,954 for fiscal 2007 and $156,805 for fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 123R.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $6,536 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  Preparation of form 5500.

(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $225,954 in fiscal 2007 and $163,341 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)

         No such services were rendered.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a) (1) Exhibit attached hereto.

        (2) Exhibits attached hereto.

        (3) Not applicable.

    (b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Divesified Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/12/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/12/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date:  06/12/2007